Compensation Plans - TBS, PBS, and MBS Award Activity (Details) (USD $)	12 Months Ended
Nov. 30, 2014
TBS Awards
Shares
Shares Outstanding Beginning Balance	3,026,701
Shares Granted	1,184,099
Shares Vested	(862,232)
Shares Forfeited	(138,518)
Shares Outstanding Ending Balance	3,210,050
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share)	$ 37.01
Weighted-Average Grant Date Fair Value, Granted (USD per share)	$ 41.89
Weighted-Average Grant Date Fair Value, Vested (USD per share)	$ 45.97
Weighted-Average Grant Date Fair Value, Forfeited (USD per share)	$ 39.27
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share)	$ 36.30
PBS Awards
Shares
Shares Outstanding Beginning Balance	510,839
Shares Granted	228,506
Shares Vested	(31,698)
Shares Forfeited	(134,860)
Shares Outstanding Ending Balance	572,787
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share)	$ 35.91
Weighted-Average Grant Date Fair Value, Granted (USD per share)	$ 36.63
Weighted-Average Grant Date Fair Value, Vested (USD per share)	$ 33.29
Weighted-Average Grant Date Fair Value, Forfeited (USD per share)	$ 42.40
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share)	$ 34.82
MBS award
Shares
Shares Outstanding Beginning Balance	93,457
Shares Granted	176,763
Shares Vested	0
Shares Forfeited	0
Shares Outstanding Ending Balance	270,220
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share)	$ 47.03
Weighted-Average Grant Date Fair Value, Granted (USD per share)	$ 73.14
Weighted-Average Grant Date Fair Value, Vested (USD per share)	$ 0.00
Weighted-Average Grant Date Fair Value, Forfeited (USD per share)	$ 0.00
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share)	$ 64.11